Long-Term Investments	12 Months Ended
Dec. 31, 2011
Long-Term Investments [Abstract]
Long-Term Investments

9. LONG-TERM INVESTMENTS

As of December 31, 2010 and 2011, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of	December 31
	Ownership	2010	2011
		NT$	NT$	US$
				(Note 3)
Cost method:
Cashido Corp. (Cashido)	2.1%	3,142	3,142	104
Vastview Technology, Corp. (Vastview)	3.9%	2,257	2,257	74
Spright Co., Ltd. (Spright)	—	—	—	—

		5,399	5,399	178

In July 2001, the Company invested in the common stock of Cashido. At the time of our investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices.

In December 2005, the Company invested in the common stock of Spright. Spright, formally known as Flash Media Corp., was established to market, distribute, and manufacture flash memory storage devices. In May 2010, the Company recognized an impairment loss of NT$4,100 thousand relating to the liquidation of Spright. Spright distributed cash in the amount of NT$3,017 thousand as a return of capital to the Company in 2010.

In December 2006 and February 2007, the Company invested NT$108,949 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In September 2009, Vastview reduced 70% of its share capital and distributed NT$25,849 thousand to the Company. In March and December 2010, the Company recognized an impairment loss of NT$2,301 thousand and NT$871 thousand, respectively, in its investment in Vastview.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant. For the years ended December 31, 2009 and 2010, we determined that our investments in Spright and Vastview were impaired because a combination of recurring losses and reduced forecasts at Spright and Vastview indicated that the Company's investments were not recoverable within a reasonable period of time. Accordingly, the Company believed that the impairments were other than temporary and recorded an impairment charge of NT$8,630 thousand, NT$7,272 thousand and nil for the years ended December 31, 2009, 2010 and 2011, respectively.